Schedule of property and equipment (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Property and equipment, cost, Beginning balance	$ 1,177,000	$ 1,190,000	$ 1,177,000	$ 1,190,000
Additions			49,000	46,000
Modification of lease			116,000	109,000
Disposals			(11,000)	(74,000)
Impact of foreign exchange rate changes			(57,000)	(94,000)
Property and equipment, cost, Ending balance			1,274,000	1,177,000
Property and equipment, cost, Beginning balance	985,000	1,011,000	985,000	1,011,000
Disposals			(11,000)	(74,000)
Depreciation			130,000	129,000
Impact of foreign exchange rate changes			(46,000)	(81,000)
Property and equipment, cost, Ending balance			1,058,000	985,000
Property and equipment, net book value			216,000	192,000
Equipments [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, Beginning balance	199,000	215,000	199,000	215,000
Additions				6,000
Modification of lease
Disposals				(5,000)
Impact of foreign exchange rate changes			(11,000)	(17,000)
Property and equipment, cost, Ending balance			188,000	199,000
Property and equipment, cost, Beginning balance	181,000	199,000	181,000	199,000
Disposals				(5,000)
Depreciation			2,000	4,000
Impact of foreign exchange rate changes			(10,000)	(17,000)
Property and equipment, cost, Ending balance			173,000	181,000
Property and equipment, net book value			15,000	18,000
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, Beginning balance		335,000		335,000
Additions				24,000
Property and equipment, cost, Beginning balance	244,000	329,000	244,000	329,000
Disposals			(1,000)	(69,000)
Depreciation			9,000	5,000
Impact of foreign exchange rate changes			(12,000)	(21,000)
Property and equipment, cost, Ending balance			240,000	244,000
Property and equipment, net book value			25,000	24,000
Right of use building [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, Beginning balance	623,000	546,000	623,000	546,000
Additions				16,000
Modification of lease	98	109	98,000	109,000
Disposals			(10,000)
Impact of foreign exchange rate changes			(26,000)	(48,000)
Property and equipment, cost, Ending balance			685,000	623,000
Property and equipment, cost, Beginning balance		437,000		437,000
Disposals			(10,000)
Depreciation			94,000	94,000
Impact of foreign exchange rate changes			(21,000)	(38,000)
Property and equipment, cost, Ending balance			556,000
Property and equipment, net book value			129,000	130,000
Right of use vehicles [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, Beginning balance	87,000	94,000	87,000	94,000
Additions			38,000
Modification of lease			18,000
Disposals
Impact of foreign exchange rate changes			(7,000)	(7,000)
Property and equipment, cost, Ending balance			136,000	87,000
Property and equipment, cost, Beginning balance	67,000	$ 46,000	67,000	46,000
Disposals
Depreciation			25,000	26,000
Impact of foreign exchange rate changes			(3,000)	(5,000)
Property and equipment, cost, Ending balance			89,000	67,000
Property and equipment, net book value			47,000	20,000
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, Beginning balance	268,000		268,000
Additions			11,000
Modification of lease
Disposals			(1,000)	(69,000)
Impact of foreign exchange rate changes			(13,000)	(22,000)
Property and equipment, cost, Ending balance			265,000	268,000
Property and equipment, cost, Beginning balance	$ 493,000		$ 493,000
Property and equipment, cost, Ending balance				$ 493,000